Date of approval - Company Statement of Cash Flows (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Profit for the year	€ 1,611.6	€ 1,917.1	€ 1,313.8
Adjustments to reconcile profit after tax to net cash from operating activities
Net cash from operating activities	3,415.7	3,157.9	3,891.0
Investing activities
Net cash (used in) investing activities	(1,431.5)	(1,560.4)	(1,901.2)
Financing activities
Dividends paid	(437.7)	(199.5)
Proceeds from shares issued	4.9	16.4	31.7
Net cash (used in) financing activities	(1,997.0)	(1,326.3)	(1,054.0)
(Decrease)/increase in cash and cash equivalents	(12.8)	271.2	935.8
Cash and cash equivalents at beginning of year	3,875.4	3,599.3	2,669.0
Cash and cash equivalents at end of year	€ 3,863.3	€ 3,875.4	€ 3,599.3